OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Operating Profit (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [line items]
Segment operating income	$ 461.0	$ 364.7
Restructuring, integration and acquisition costs	0.0	(35.5)
Operating segments
Disclosure of operating segments [line items]
Segment operating income	$ 461.0	$ 400.2